Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of financial assets
(1)	Financial assets by category as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	~~W~~	313,340	—	1,141,638	—	1,454,978
Financial instruments		62,364	—	232,945	—	295,309
Long-term investment securities(*)		280,650	1,398,734	—	—	1,679,384
Accounts receivable – trade		—	—	1,990,849	—	1,990,849
Loans and other receivables		273,945	—	781,157	—	1,055,102
Derivative financial assets		32,324	—	—	116,210	148,534

	~~W~~	962,623	1,398,734	4,146,589	116,210	6,624,156

(*)	The Group designated ~~W~~ 1,398,734 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2022
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	~~W~~	245,982	—	1,636,309	—	1,882,291
Financial instruments		148,365	—	89,240	—	237,605
Long-term investment securities(*)		221,139	1,189,597	—	—	1,410,736
Accounts receivable – trade		—	—	1,984,772	—	1,984,772
Loans and other receivables		332,669	—	909,003	—	1,241,672
Derivative financial assets		54,009	—	—	267,151	321,160

	~~W~~	1,002,164	1,189,597	4,619,324	267,151	7,078,236

(*)	The Group designated ~~W~~ 1,189,597 million of equity instruments that are not held for trading as financial assets at FVOCI.

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2 023 a nd 2022 are as follows:

(In millions of won)	December 31, 2023
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable – trade	~~W~~	—	139,876	—	139,876
Derivative financial liabilities		295,876	—	9,212	305,088
Borrowings		—	718,078	—	718,078
Debentures		—	8,325,643	—	8,325,643
Lease liabilities(*)		—	1,611,433	—	1,611,433
Accounts payable - other and others		—	4,539,838	—	4,539,838

	~~W~~	295,876	15,334,868	9,212	15,639,956

(In millions of won)	December 31, 2022
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Total
Accounts payable – trade	~~W~~	—	89,255	89,255
Derivative financial liabilities		302,593	—	302,593
Borrowings		—	936,110	936,110
Debentures		—	8,366,694	8,366,694
Lease liabilities(*)		—	1,782,057	1,782,057
Accounts payable - other and others		—	5,505,465	5,505,465

	~~W~~	302,593	16,679,581	16,982,174

(*)	Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost, considering the nature of measuring liabilities.